Disclosures on equity (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt		$ 471,755	$ 245,508
Liquidity		4.32	3.29
Net Debt / Capitalization		0.18	0.10
Return on equity		20.7	19.1
Adjusted EBITDA		$ 885,652	$ 901,856
EBITDA		$ 902,450	$ 885,240
ROA		20.31	21.3
Indebtedness		1.00	0.91
Description Net Financial Debt	[1]	Financial Debt – Financial Resources
Description Liquidity	[1]	Current Assets divided by Current Liabilities
Description Net Debt / Capitalization	[1]	Net Financial Debt divided by Total Equity
Description ROE	[1]	Profit for the year divided by Total Equity
Description adjusted EBITDA	[1]	Adjusted EBITDA
Description EBITDA	[1]	EBITDA
Description ROA	[1]	(Adjusted EBITDA – Depreciation) divided by Total Assets net of financial resources less related parties’ investments
Description Indebtedness	[1]	Total Liabilities on Equity
Calculation Net Financial Debt	[1]	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Calculation Liquidity	[1]	Total Current Assets / Total Current Liabilities
Calculation Net Debt / Capitalization	[1]	Net financial debt / Total Equity
Calculation ROE	[1],[2]	LTM
Calculation Adjusted EBITDA	[1]	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains or reversal (losses) of financial assets – Finance income – Currency differences
Calculation EBITDA	[1]	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
Calculation ROA	[1]	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Calculation Indebtedness	[1]	Total Liabilities / Total Equity

[1]	Assumes the absolute value of the accounting records
[2]	Last 12 months